RULE 24f-2 NOTICE

FOR

Fortis Advantage Portfolios, Inc.
Asset Allocation Portfolio

33-17759

For Fiscal Year Ended
August 31, 1995

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the beginning of the above
fiscal year.    0

Number of shares registered during the
above fiscal year other than pursuant
to this rule.    0

Net shares sold during the above
fiscal year.  157,041

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the end of the above fiscal year.
     0

Net aggregate amount sold during the above year in reliance upon registration pursuant to this rule. $2,433,174

Sales Proceeds         23,567,201
Redeemed Value       - 21,134,027
Redeemed Value Used     2,433,174
Divided by 2900 =         839.03

Dated:  October 26, 1995

    /s/
Tamara L. Fagely
Treasurer